Document and Entity Information	Mar. 01, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	PS BUSINESS PARKS INC/CA
Amendment Flag	false
Entity Central Index Key	0000866368
Document Type	8-K
Document Period End Date	Mar. 01, 2021
Entity Incorporation State Country Code	CA
Entity File Number	001-10709
Entity Tax Identification Number	95-4300881
Entity Address, Address Line One	701 Western Avenue
Entity Address, City or Town	Glendale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91201-2349
City Area Code	(818)
Local Phone Number	244-8080
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	PSB
Security Exchange Name	NYSE
Depositary Shares Each Representing 11000 Of A 5.200 Cum Pref Stock Series W 0.01 Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares Each Representing 1/1,000 of a 5.200% Cum Pref Stock, Series W, $0.01 par value
Trading Symbol	PSBPrW
Security Exchange Name	NYSE
Depositary Shares Each Representing 11000 Of A 5.250 Cum Pref Share Series X 0.01 Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares Each Representing 1/1,000 of a 5.250% Cum Pref Share, Series X, $0.01 par value
Trading Symbol	PSBPrX
Security Exchange Name	NYSE
Depositary Shares Each Representing 11000 Of A 5.200 Cum Pref Share Series Y 0.01 Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares Each Representing 1/1,000 of a 5.200% Cum Pref Share, Series Y, $0.01 par value
Trading Symbol	PSBPrY
Security Exchange Name	NYSE
Depositary Shares Each Representing 11000 Of A 4.875 Cum Pref Share Series Z 0.01 Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares Each Representing 1/1,000 of a 4.875% Cum Pref Share, Series Z, $0.01 par value
Trading Symbol	PSBPrZ
Security Exchange Name	NYSE